Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	DEEP GREEN WASTE & RECYCLING, INC.
Entity Central Index Key	0001637866
Entity Tax Identification Number	30-1035174
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	260 Edwards Plz, #21266
Entity Address, City or Town	Saint Simons Island
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31522
City Area Code	833
Local Phone Number	304-7336
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false